Derivative Instruments and Hedging Activities - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Gain (loss) to be reclassified to interest expense over next twelve months	$ (0.2)
Borrowings under the revolving credit facility (the “Credit Agreement”)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Borrowings outstanding for which interest rate hedging is in place	$ 39.3